(2_FIDELITY_LOGOS)

FIDELITY(REGISTERED TRADEMARK)
SMALL CAP SELECTOR

ANNUAL REPORT

OCTOBER 31, 1999

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy, and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   24  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  28  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  33  The auditors' opinion.
ACCOUNTANTS

PROXY VOTING RESULTS   34

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is printed on recycled paper using soy-based inks.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY SMALL CAP SELECTOR     3.48%          13.49%       66.56%        79.91%

Russell 2000 (registered        -0.25%         14.87%       80.74%        102.69%
trademark)

Small Cap Funds Average         7.91%          25.10%       97.72%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 28, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 803 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY SMALL CAP SELECTOR       13.49%       10.74%        9.70%

Russell 2000                      14.87%       12.56%        11.65%

Small Cap Funds Average           25.10%       14.11%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND

             Small Cap Selector          Russell 2000
             00336                       RS002
  1993/06/28      10000.00                    10000.00
  1993/06/30      10000.00                    10089.85
  1993/07/31      10070.00                    10229.16
  1993/08/31      10440.00                    10671.07
  1993/09/30      10660.00                    10972.21
  1993/10/31      10740.00                    11254.62
  1993/11/30      10440.00                    10884.20
  1993/12/31      10881.65                    11256.33
  1994/01/31      11153.19                    11609.25
  1994/02/28      11243.70                    11567.27
  1994/03/31      10499.49                    10956.54
  1994/04/30      10670.46                    11021.67
  1994/05/31      10388.86                    10897.91
  1994/06/30       9875.95                    10527.85
  1994/07/31       9956.41                    10700.82
  1994/08/31      10660.40                    11297.10
  1994/09/30      10600.06                    11259.27
  1994/10/31      10801.20                    11214.84
  1994/11/30      10288.29                    10761.90
  1994/12/31      10519.89                    11051.05
  1995/01/31      10127.28                    10911.62
  1995/02/28      10479.62                    11365.53
  1995/03/31      10761.49                    11561.27
  1995/04/30      11003.10                    11818.34
  1995/05/31      11214.50                    12021.54
  1995/06/30      12458.89                    12645.17
  1995/07/31      13744.25                    13373.56
  1995/08/31      13936.55                    13650.22
  1995/09/30      14290.79                    13893.99
  1995/10/31      13551.96                    13272.62
  1995/11/30      13734.13                    13830.26
  1995/12/31      13321.13                    14195.16
  1996/01/31      13095.35                    14179.95
  1996/02/29      13407.14                    14621.86
  1996/03/31      13654.43                    14919.50
  1996/04/30      14933.86                    15717.27
  1996/05/31      15439.18                    16336.65
  1996/06/30      14567.99                    15665.81
  1996/07/31      13496.32                    14297.50
  1996/08/31      14132.62                    15127.62
  1996/09/30      14735.44                    15718.79
  1996/10/31      14288.91                    15476.54
  1996/11/30      14880.56                    16114.23
  1996/12/31      15137.31                    16536.55
  1997/01/31      15204.29                    16867.03
  1997/02/28      14992.19                    16458.06
  1997/03/31      14434.03                    15681.47
  1997/04/30      14579.15                    15725.18
  1997/05/31      15862.92                    17474.60
  1997/06/30      16939.24                    18223.48
  1997/07/31      18067.76                    19071.46
  1997/08/31      18193.15                    19507.84
  1997/09/30      19424.27                    20935.70
  1997/10/31      18945.50                    20016.02
  1997/11/30      18865.71                    19886.56
  1997/12/31      19262.60                    20234.63
  1998/01/31      19057.04                    19915.30
  1998/02/28      20629.00                    21387.89
  1998/03/31      21547.99                    22269.98
  1998/04/30      21898.66                    22393.21
  1998/05/31      20677.37                    21187.18
  1998/06/30      20717.48                    21231.75
  1998/07/31      19108.35                    19512.96
  1998/08/31      15072.97                    15723.94
  1998/09/30      15638.68                    16954.46
  1998/10/31      15852.39                    17645.92
  1998/11/30      16719.81                    18570.43
  1998/12/31      17838.65                    19719.61
  1999/01/31      17574.66                    19981.66
  1999/02/28      16229.53                    18363.25
  1999/03/31      16342.67                    18649.93
  1999/04/30      17386.09                    20321.11
  1999/05/31      17310.66                    20617.94
  1999/06/30      18331.75                    21550.27
  1999/07/31      18243.31                    20958.95
  1999/08/31      17561.08                    20183.28
  1999/09/30      17978.00                    20187.69
  1999/10/29      17990.64                    20269.45
IMATRL PRASUN   SHR__CHT 19991031 19991111 103949 R00000000000080

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Selector on June 28, 1993 when the fund started. As the chart shows, by October 31, 1999, the value of the investment would have grown to $17,991 - a 79.91% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown $20,269 - a 102.69% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

(checkmark)

* THE LIPPER SMALL CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER SMALL CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF OCTOBER 31, 1999, THE SIX MONTH, ONE YEAR, AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL CAP CORE FUNDS AVERAGE ARE 6.27%, 22.33%, AND 84.78%, RESPECTIVELY; THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS ARE 22.33% AND 12.78%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL CAP SUPERGROUP AVERAGE ARE 7.30%, 23.89%, AND 91.04%, RESPECTIVELY. THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS ARE 23.89% AND 13.37%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

A change in market leadership
painted the backdrop for the six
months that ended October 31,
1999, as growth stocks stole the
spotlight back from their value
and cyclical - or, economically
sensitive - counterparts that had
captured the hearts and minds of
investors for much of April.
Technology shares led a narrow
charge, seemingly resilient to the
interest-rate concerns that tempered
the returns of the broader market.
The technology-rich NASDAQ
closed out the period posting a
record high, capping off a strong
six-month showing, up 16.82%. In
comparison, the Standard & Poor's
500 Index - a broad measure of
U.S. stock market performance -
could muster only 2.74% during this
time frame. The Federal Reserve
Board, determined to keep inflation
in check, acted promptly and
forcefully, levying two quarter-point
interest-rate cuts in the summer to
rein in signs of runaway growth in
the economy. Anticipation of and
reaction to these moves kept most
blue-chip stocks in check, fueling
the stock market's frequent mood
swings during the period. The Dow
Jones Industrial Average - an
index of 30 blue-chip stocks -
traversed hilly terrain over the
course of the period, from its
adventure north of the 11,000
border in May, to its return trip
to 10,000 in October. For all its
efforts, though, the Dow managed
just a 0.22% return for the
six-month period.

(photograph of Bradford Lewis)

An interview with Bradford Lewis, Portfolio Manager of Fidelity Small
Cap Selector

Q. THE FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO OCTOBER 31. HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS, BRAD?

A. For the six months that ended October 31, 1999, the fund returned 3.48%, versus -0.25% for the Russell 2000 and 7.91% for the small cap funds average as tracked by Lipper Inc.

Q. WHY DID THE FUND OUTPERFORM THE RUSSELL 2000, BUT UNDERPERFORM THE LIPPER PEER GROUP DURING THE PERIOD?

A. The fund outperformed the Russell 2000 over the past six months mainly because technology stocks in the fund were up more than 56% during the period. Regrettably, however, the fund's technology weighting was slightly less than that of the Russell 2000 and was well below that of the Lipper peer group. Technology stocks in the Russell 2000 rose about 25%, while virtually every other industry group in the index was down during the period. The dispersions of industry returns within the small-cap sector were enormous and quite unusual.

Q. WHICH INDIVIDUAL HOLDINGS HELPED PERFORMANCE?

A. VISX was a huge winner. This manufacturer and marketer of lasers for eye surgery enjoyed revenue and earnings growth of more than 100% over the past few quarters. Another contributor was Calpine, an energy company that was fueled by a string of electric power supply acquisitions. Calpine's sales rose about 248% in the third quarter. Also doing well last quarter was CTS Corporation, a supplier of electronic components. The company doubled its revenues during the period and its stock price reacted accordingly.

Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?

A. WestPoint Stevens was a loser for the fund, and dramatically displayed the impact that an industry group can have on an individual stock. WestPoint reported decent earnings growth during the period, but was doomed by being a textile stock. The textile group has been melting down this year. Maybe the lesson here is that an Annapolis grad like me should never buy a company called WestPoint! Wet Seal also hurt performance as its clothing line for teenagers fell precipitously out of favor in the second quarter. Finally, Labor Ready was hammered by estimate cuts and a reduction in earnings-per-share growth. This provider of temporary workers faced a big squeeze on its profit margins.

Q. AT JUST UNDER 28%, TECHNOLOGY STOCKS CONTINUED TO REPRESENT A LARGE PART OF THE FUND. WHY?

A. I wish I could bronze the fund's technology stocks after witnessing their excellent performance over the past six months. After the fund suffered due to an underweighted position in Internet stocks during the prior period, I bought a smattering of fundamentally attractive but expensive Internet stocks. Fortunately these investments, such as Go2Net, Inc., enjoyed even more share-price appreciation over the period. By the end of October, the fund held a significant position in technology stocks because technology has been one of the few small-cap sectors that experienced significant earnings-per-share growth over the past few quarters.

Q. HOW DID THE FUND'S MEDIA AND LEISURE HOLDINGS PERFORM?

A. The fund did well due to strong stock selection within this sector. The fund's media and leisure stocks rose 5.7% versus a loss of 1.7% for similar stocks in the Russell 2000. One of the biggest contributors in this sector was CEC Entertainment, which owns the Chuck E. Cheese's restaurant franchise. The company reported solid revenue and earnings growth due to successful renovations to existing restaurants, new restaurant openings and the bankruptcy of its only real competitor, Discovery Zone.

Q. WHAT'S YOUR OUTLOOK?

A. My econometric models - which form the basis of my stock picking strategy - are moderately positive on the overall market. The rise in interest rates is decelerating, the broad market is still well below its highs, and I believe there are many opportunities among small-sized companies with favorable price-to-earnings ratios and growth rates. On top of that, we are entering the strongest months of both the annual seasonal cycle and the four-year election cycle.

BRAD LEWIS ON MANAGING A
PORTFOLIO AGAINST ITS INDEX:
"Since the performance of this fund
is measured against the Russell 2000,
it is extremely critical for me to
keep track of the evolving
characteristics of that index.
Generally speaking, a fund manager
needs to pay particular attention to
the market capitalization of his or
her portfolio versus its benchmark
index. For example, over the past few
years, funds being compared to the
S&P 500 that lacked positions in the
biggest 50 names in the index were
destined to take a 10-count in the
third round due to the dominance of
mega-cap stocks. Unfortunately,
many of these mega-cap names are
not exactly cheap. Therefore, when
deciding which stocks to buy, the
portfolio manager needs to reconcile
the trade-off between the percent of
the fund allocated to mega-cap
stocks and individual stock valuations.

"Industry weighting consideration
is also critical. A portfolio with no
current holdings in technology is
making an enormous index bet given
that technology currently represents
about 23% of the Russell 2000.
Imagine this possible scenario:
Technology stocks continue their
run and return 50% over the next
year versus a flat return for the
remaining industries. A portfolio
void of technology names would be
10 percentage points behind the
market strictly due to this one
negative industry bet. That is a huge
deficit to overcome with stock
selection."

FUND FACTS

GOAL: capital appreciation
by investing mainly in
equity securities of
companies with small
market capitalizations,
chosen in part by using
computer-aided quantitative
analysis

FUND NUMBER: 336

TRADING SYMBOL: FDSCX

START DATE: June 28, 1993

SIZE: as of October 31, 1999,
more than $555 million

MANAGER: Bradford Lewis,
since inception; manager,
Fidelity Stock Selector, since
1990; Fidelity Disciplined
Equity, since 1988; joined
Fidelity in 1985
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER
31, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Valassis Communications, Inc.   2.7                      2.2

Ross Stores, Inc.               2.7                      2.8

Jack in the Box, Inc.           1.9                      0.0

Cypress Semiconductor Corp.     1.9                      0.0

CTS Corp.                       1.8                      0.8

AnnTaylor Stores Corp.          1.8                      1.2

Calpine Corp.                   1.6                      0.5

Commscope, Inc.                 1.5                      0.8

Suiza Foods Corp.               1.5                      0.0

Integrated Device Technology,    1.3                      0.0
Inc.

                                18.7                      8.3

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

TECHNOLOGY                      27.7                     12.2

RETAIL & WHOLESALE              10.2                     12.0

MEDIA & LEISURE                 9.5                      7.3

DURABLES                        6.9                      11.2

INDUSTRIAL MACHINERY &          6.1                      4.5
EQUIPMENT



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                            AS OF APRIL 30, 1999 **

                            Stocks and Investment                                            Stocks and Investment
                            Companies 97.8%                                                  Companies 90.4%

                            Convertible  Securities 0.0%                                     Convertible  Securities 0.1%

                            Short-Term  Investments and                                      Short-Term  Investments and
                            Net Other Assets 2.2%                                            Net Other Assets 9.5%

* FOREIGN INVESTMENTS                                     2.0%      ** FOREIGN INVESTMENTS        3.1%


Row: 1, Col: 1, Value: 97.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.2
Row: 1, Col: 1, Value: 90.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.1
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 9.5

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1999
Showing Percentage of Net Assets

COMMON STOCKS - 96.0%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.0%

AEROSPACE & DEFENSE - 0.2%

Advanced Aerodynamics &           25,000                     $ 62,500
Structures, Inc. Class A (a)

Alliant Techsystems, Inc. (a)     20,000                      1,230,000

                                                              1,292,500

DEFENSE ELECTRONICS - 0.8%

Alpha Industries, Inc. (a)        80,000                      4,420,000

TOTAL AEROSPACE & DEFENSE                                     5,712,500

BASIC INDUSTRIES - 5.0%

CHEMICALS & PLASTICS - 1.3%

Airgas, Inc. (a)                  3,300                       31,350

Fuller (H.B.) Co.                 16,600                      908,850

Lubrizol Corp.                    78,000                      1,998,750

Spartech Corp.                    47,000                      1,345,375

W.R. Grace & Co. (a)              209,000                     3,121,938

                                                              7,406,263

IRON & STEEL - 0.6%

Material Sciences Corp. (a)       35,000                      435,313

Mueller Industries, Inc. (a)      76,700                      2,449,606

Quanex Corp.                      19,000                      412,063

                                                              3,296,982

METALS & MINING - 2.1%

Amcol International Corp.         19,000                      232,750

Belden, Inc.                      155,000                     2,848,125

Commscope, Inc. (a)               207,000                     8,254,125

Reliance Steel & Aluminum Co.     17,000                      357,000

                                                              11,692,000

PACKAGING & CONTAINERS - 0.8%

Ball Corp.                        274                         11,046

Gaylord Container Corp. Class     128,000                     720,000
A (a)

Tupperware Corp.                  178,000                     3,526,625

                                                              4,257,671

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - 0.2%

Buckeye Technologies, Inc. (a)    20,000                     $ 302,500

Pope & Talbot, Inc.               50,000                      725,000

                                                              1,027,500

TOTAL BASIC INDUSTRIES                                        27,680,416

CONSTRUCTION & REAL ESTATE -
3.2%

BUILDING MATERIALS - 0.8%

Centex Construction Products,     61,100                      2,172,869
Inc.

Mobile Mini, Inc. (a)             23,000                      501,688

Nortek, Inc. (a)                  17,700                      542,063

United Dominion Industries        52,000                      1,130,665
Ltd.

                                                              4,347,285

CONSTRUCTION - 1.7%

Del Webb Corp.                    32,000                      706,000

Granite Construction, Inc.        92,000                      1,903,250

M.D.C. Holdings, Inc.             96,600                      1,509,375

M/I Schottenstein Homes, Inc.     35,000                      625,625

NVR, Inc. (a)                     15,000                      615,000

Pulte Corp.                       99,300                      1,998,413

Ryland Group, Inc.                92,000                      1,897,500

                                                              9,255,163

ENGINEERING - 0.5%

Quanta Services, Inc. (a)         90,000                      2,508,750

URS Corp. (a)                     34,000                      612,000

                                                              3,120,750

REAL ESTATE - 0.1%

Fairfield Communities, Inc.       42,400                      519,400
(a)

Trendwest Resorts, Inc. (a)       6,000                       133,500

                                                              652,900

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Apex Mortgage Capital, Inc.       5,000                       60,313

Capital Automotive                40,000                      510,000

                                                              570,313

TOTAL CONSTRUCTION & REAL                                     17,946,411
ESTATE

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

DURABLES - 6.9%

AUTOS, TIRES, & ACCESSORIES -
1.8%

Arvin Industries, Inc.            58,000                     $ 1,653,000

Borg-Warner Automotive, Inc.      88,000                      3,476,000

EOTT Energy Partners LP           25,000                      382,813

Monaco Coach Corp. (a)            29,500                      693,250

Navistar International Corp.      95,000                      3,960,313
(a)

                                                              10,165,376

CONSUMER DURABLES - 0.1%

Dupont Photomasks, Inc. (a)       17,000                      841,500

CONSUMER ELECTRONICS - 0.5%

Fossil, Inc. (a)                  102,000                     2,817,750

HOME FURNISHINGS - 1.9%

Ethan Allen Interiors, Inc.       201,000                     7,148,063

Furniture Brands                  66,000                      1,278,750
International, Inc. (a)

Haverty Furniture Companies,      60,000                      825,000
Inc.

La-Z-Boy, Inc.                    59,000                      1,076,750

                                                              10,328,563

TEXTILES & APPAREL - 2.6%

BEBE Stores, Inc. (a)             63,000                      1,661,625

McNaughton Apparel Group,         15,000                      119,063
Inc. (a)

Pacific Sunwear of                237,000                     7,154,438
California, Inc. (a)

WestPoint Stevens, Inc. Class     288,000                     5,454,000
A

                                                              14,389,126

TOTAL DURABLES                                                38,542,315

ENERGY - 2.4%

ENERGY SERVICES - 0.2%

Patterson Energy, Inc. (a)        49,000                      627,813

UTI Energy Corp. (a)              34,000                      652,375

                                                              1,280,188

OIL & GAS - 2.2%

Chesapeake Energy Corp. (a)       300,000                     1,087,500

Comstock Resources, Inc. (a)      96,000                      378,000

Forest Oil Corp. (a)              116,000                     1,551,500

Howell Corp.                      20,000                      126,250

HS Resources, Inc. (a)            19,000                      296,875

Louis Dreyfus Natural Gas         43,000                      860,000
Corp. (a)

Meridian Resource Corp. (a)       245,000                     1,087,188

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Patina Oil & Gas Corp.            34,000                     $ 293,250

Pogo Producing Co.                111,200                     2,230,950

Remington Oil & Gas Corp. (a)     12,900                      62,888

Titan Exploration, Inc. (a)       54,000                      226,125

Tom Brown, Inc. (a)               36,000                      495,000

Vintage Petroleum, Inc.           294,500                     3,202,688

                                                              11,898,214

TOTAL ENERGY                                                  13,178,402

FINANCE - 6.0%

BANKS - 1.5%

BankAtlantic Bancorp, Inc.        81,000                      410,063
(non-vtg.) Class A

Citizens Banking Corp.            9,200                       255,300

City National Corp.               139,500                     5,405,625

Greater Bay Bancorp               12,000                      441,000

Oriental Financial Group,         2,200                       49,775
Inc.

Republic Bancorp, Inc.            31,540                      413,963

Silicon Valley Bancshares (a)     35,000                      1,141,875

                                                              8,117,601

CREDIT & OTHER FINANCE - 1.2%

AmeriCredit Corp. (a)             304,000                     5,282,000

Doral Financial Corp.             78,000                      999,375

Metris Companies, Inc.            7,800                       268,613

Triad Guaranty, Inc. (a)          200                         4,113

                                                              6,554,101

INSURANCE - 2.0%

Amerus Life Holdings, Inc.        43,000                      1,037,375

Annuity & Life Re Holdings        800                         18,800
Ltd.

Blanch E.W. Holdings, Inc.        39,000                      2,525,250

CNA Surety Corp.                  12,000                      138,000

Delphi Financial Group, Inc.      68,000                      2,176,000
Class A

FBL Financial Group, Inc.         25,000                      457,813
Class A

Gallagher (Arthur J.) & Co.       43,000                      2,225,250

Medical Assurance, Inc. (a)       19,635                      458,968

Penn Treaty American Corp. (a)    15,000                      270,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Radian Group, Inc.                9,300                      $ 491,156

UICI (a)                          49,000                      1,298,500

                                                              11,097,112

SAVINGS & LOANS - 0.7%

BankUnited Financial Corp.        10,800                      87,750
Class A (a)

California Federal Savings
Bank of Los Angeles:

contingent litigation             24,640                      36,960
recovery participation
interest rights (a)

secondary contingent              38,540                      33,723
litigation recovery
participation interest
rights 1/1/15 (a)

FirstFed Financial Corp. (a)      18,300                      292,800

Harbor Florida Bancshares,        100,000                     1,256,250
Inc.

OceanFirst Financial Corp.        18,500                      330,688

Richmond County Financial         10,000                      183,750
Corp.

Webster Financial Corp.           68,000                      1,946,500

                                                              4,168,421

SECURITIES INDUSTRY - 0.6%

Affiliated Managers Group,        62,000                      1,658,500
Inc. (a)

Hambrecht & Quist Group (a)       35,000                      1,728,125

                                                              3,386,625

TOTAL FINANCE                                                 33,323,860

HEALTH - 4.7%

DRUGS & PHARMACEUTICALS - 2.6%

Accredo Health, Inc.              32,000                      1,056,000

Alpharma, Inc. Class A            145,833                     5,131,499

Jones Pharma, Inc.                225,000                     6,975,000

Polymedica Industries, Inc.       39,000                      823,875
(a)

XOMA Ltd. (a)                     90,300                      225,750

                                                              14,212,124

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Bindley Western Industries,       44,066                      553,579
Inc.

Datascope Corp. (a)               14,000                      504,000

Mentor Corp.                      39,000                      918,938

Priority Healthcare Corp. (a)     67,944                      1,363,127

Scott Technologies, Inc.          20,000                      380,000
Class A (a)

The Spectranetics Corp. (a)       35,000                      168,438

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Young Innovations, Inc. (a)       400                        $ 5,850

Zoll Medical Corp. (a)            20,000                      725,000

                                                              4,618,932

MEDICAL FACILITIES MANAGEMENT
- 1.3%

Coventry Health Care, Inc. (a)    133,000                     764,750

Hooper Holmes, Inc.               118,000                     3,171,250

Trigon Healthcare, Inc. (a)       112,000                     3,178,000

                                                              7,114,000

TOTAL HEALTH                                                  25,945,056

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.1%

ELECTRICAL EQUIPMENT - 2.6%

Anixter International, Inc.       19,800                      413,325
(a)

Cymer, Inc. (a)                   70,000                      2,585,625

Littelfuse, Inc. (a)              14,000                      311,500

Ortel Corp. (a)                   24,000                      795,000

Pinnacle Systems (a)              130,000                     3,607,500

Pittway Corp. Class A             10,000                      330,000

Plug Power, Inc.                  300                         4,800

Powerwave Technologies, Inc.      38,000                      2,472,375
(a)

Roper Industries, Inc.            11,000                      339,625

Sensormatic Electronics Corp.     253,000                     3,826,625
(a)

                                                              14,686,375

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.2%

Astec Industries, Inc. (a)        6,000                       140,625

Briggs & Stratton Corp.           111,000                     6,486,563

Donaldson Co., Inc.               82,200                      1,911,150

Exide Corp.                       100,000                     887,500

JLG Industries, Inc.              42,500                      544,531

Manitowoc Co., Inc.               111,200                     3,322,100

Mark IV Industries, Inc.          132,000                     2,541,000

Thomas Industries, Inc.           14,000                      250,250

Toro Co.                          45,000                      1,614,375

                                                              17,698,094

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.3%

Insituform Technologies, Inc.     46,000                     $ 1,101,125
Class A (a)

Waste Connections, Inc. (a)       34,000                      524,875

                                                              1,626,000

TOTAL INDUSTRIAL MACHINERY &                                  34,010,469
EQUIPMENT

MEDIA & LEISURE - 9.5%

BROADCASTING - 0.0%

Spanish Broadcasting System,      500                         13,313
Inc. Class A

ENTERTAINMENT - 1.1%

Bally Total Fitness Holding       155,000                     3,729,688
Corp. (a)

Hollywood Park, Inc. (a)          59,000                      1,021,438

Scientific Games Holdings         30,000                      521,250
Corp. (a)

Zomax, Inc. (a)                   39,900                      1,112,213

                                                              6,384,589

LEISURE DURABLES & TOYS - 1.8%

Arctic Cat, Inc.                  28,000                      266,000

JAKKS Pacific, Inc. (a)           36,000                      1,476,000

National R.V. Holdings, Inc.      113,000                     2,309,438
(a)

Steinway Musical Instruments,     20,000                      355,000
Inc. (a)

T-HQ, Inc. (a)                    106,500                     4,379,813

Winnebago Industries, Inc.        66,000                      1,146,750

                                                              9,933,001

LODGING & GAMING - 0.8%

Argosy Gaming Co. (a)             74,000                      915,750

Aztar Corp. (a)                   84,000                      813,750

Championship Auto Racing          27,000                      619,313
Teams, Inc. (a)

Choice Hotels International,      46,000                      690,000
Inc. (a)

WMS Industries, Inc. (a)          100,000                     1,356,250

                                                              4,395,063

PUBLISHING - 0.7%

Houghton Mifflin Co.              96,000                      4,068,000

RESTAURANTS - 5.1%

Applebee's International,         100,000                     2,881,250
Inc.

CEC Entertainment, Inc. (a)       225,000                     7,214,063

Cheesecake Factory, Inc. (a)      51,000                      1,561,875

Jack in the Box, Inc. (a)         447,600                     10,770,375

Morrison Management               29,000                      619,875
Specialists, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Rare Hospitality                  41,000                     $ 817,438
International, Inc. (a)

Ruby Tuesday, Inc.                86,000                      1,639,375

Ryan's Family Steak Houses,       198,000                     2,072,813
Inc. (a)

Shoney's, Inc. (a)                204,000                     293,250

Sonic Corp. (a)                   7,500                       210,000

                                                              28,080,314

TOTAL MEDIA & LEISURE                                         52,874,280

NONDURABLES - 3.4%

BEVERAGES - 0.6%

Canandaigua Brands, Inc.          55,800                      3,375,900
Class A (a)

FOODS - 2.2%

Aurora Foods, Inc. (a)            73,000                      939,875

Del Monte Foods Co.               400                         5,575

Earthgrains Co.                   95,700                      2,183,156

International Home Foods,         38,600                      738,225
Inc. (a)

International Multifoods          5,900                       124,638
Corp.

Suiza Foods Corp. (a)             224,000                     8,078,000

                                                              12,069,469

HOUSEHOLD PRODUCTS - 0.6%

Brady (W.H.) Co. Class A          36,000                      1,044,000

Church & Dwight Co., Inc.         77,000                      2,006,813

French Fragrances, Inc. (a)       49,000                      327,688

                                                              3,378,501

TOTAL NONDURABLES                                             18,823,870

RETAIL & WHOLESALE - 10.2%

APPAREL STORES - 6.7%

American Eagle Outfitters,        116,000                     4,966,250
Inc. (a)

AnnTaylor Stores Corp. (a)        233,000                     9,917,063

Braun's Fashions Corp. (a)        10,000                      166,250

Chicos Fas, Inc. (a)              25,000                      784,375

Dress Barn, Inc. (a)              41,000                      729,031

Factory 2-U Stores, Inc. (a)      50,000                      1,275,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Ross Stores, Inc.                 716,000                    $ 14,767,500

Talbots, Inc.                     100,000                     4,706,250

                                                              37,311,719

GENERAL MERCHANDISE STORES -
1.1%

Cost Plus, Inc. (a)               74,150                      2,706,475

Shopko Stores, Inc. (a)           134,000                     3,358,375

                                                              6,064,850

GROCERY STORES - 0.1%

Fleming Companies, Inc.           34,600                      413,038

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.3%

Brookstone, Inc. (a)              19,000                      296,875

Coldwater Creek, Inc. (a)         30,000                      723,750

Musicland Stores Corp. (a)        160,000                     1,250,000

PC Connection, Inc. (a)           31,000                      643,250

Petco Animal Supplies, Inc.       124,500                     1,439,531
(a)

Rex Stores Corp. (a)              25,000                      715,625

SCP Pool Corp. (a)                25,000                      567,188

Spiegel, Inc. Class A (a)         200,000                     2,900,000

Zale Corp. (a)                    100,000                     4,187,500

                                                              12,723,719

TOTAL RETAIL & WHOLESALE                                      56,513,326

SERVICES - 5.7%

EDUCATIONAL SERVICES - 0.1%

Career Education Corp. (a)        11,000                      242,000

New Horizons Worldwide, Inc.      7,500                       103,125
(a)

                                                              345,125

LEASING & RENTAL - 0.6%

Dollar Thrifty Automotive         110,000                     1,856,250
Group, Inc. (a)

Rent-A-Center, Inc. (a)           80,000                      1,465,000

                                                              3,321,250

PRINTING - 2.9%

Creo Products, Inc. (a)           700                         18,074

Harland (John H.) Co.             80,000                      1,520,000

Valassis Communications, Inc.     343,500                     14,770,468
(a)

                                                              16,308,542

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - 2.1%

ABM Industries, Inc.              12,600                     $ 300,825

Capital Senior Living Corp.       114,100                     584,763
(a)

CDI Corp. (a)                     30,000                      795,000

FYI, Inc. (a)                     32,000                      1,056,000

Pre-Paid Legal Services, Inc.     135,000                     3,273,750
(a)

Profit Recovery Group             56,000                      2,306,500
International, Inc. (a)

Telespectrum Worldwide, Inc.      16,300                      67,238
(a)

True North Communications         81,000                      3,265,313

                                                              11,649,389

TOTAL SERVICES                                                31,624,306

TECHNOLOGY - 27.7%

COMMUNICATIONS EQUIPMENT - 2.2%

Advanced Fibre                    108,700                     2,377,813
Communications, Inc. (a)

Carrier Access Corp. (a)          82,500                      4,078,594

MCKCommunications, Inc. (a)       100                         2,250

Teltrend, Inc. (a)                12,000                      217,500

Xircom, Inc. (a)                  106,000                     5,346,375

                                                              12,022,532

COMPUTER SERVICES & SOFTWARE
- 7.5%

4Front Technologies, Inc. (a)     24,000                      327,000

Aether Systems, Inc.              200                         13,913

Akamai Technologies, Inc.         200                         29,038

American Management Systems,      57,600                      1,490,400
Inc. (a)

Ansys, Inc. (a)                   30,000                      271,875

Ardent Software, Inc. (a)         64,900                      1,431,856

BackWeb Technologies Ltd.         300                         6,319

Bell & Howell Co. (a)             50,000                      1,406,250

Black Box Corp. (a)               38,000                      1,928,500

BSQUARE Corp.                     500                         19,781

CACI International, Inc.          20,000                      428,750
Class A (a)

China.com Corp. Class A           100                         5,288

Data Return Corp.                 300                         4,519

Dendrite International, Inc.      120,000                     3,765,000
(a)

Go2Net, Inc. (a)                  77,300                      5,439,988

Informix Corp. (a)                195,100                     1,487,638

Intertrust Technologies Corp.     300                         16,350

Mercury Computer Systems,         33,000                      1,480,875
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

National Instrument Corp. (a)     20,500                     $ 616,281

NaviSite, Inc.                    100                         4,700

Peregrine Systems, Inc. (a)       80,000                      3,510,000

Polycom, Inc. (a)                 57,000                      2,850,000

Predictive Systems, Inc.          100                         4,350

Proxicom, Inc. (a)                10,000                      767,500

RADWARE Ltd. (a)                  100                         5,144

Remedy Corp. (a)                  40,000                      1,720,000

Sybase, Inc. (a)                  400,000                     5,400,000

Unify Corp. (a)                   40,000                      1,160,000

Verity, Inc. (a)                  84,000                      5,785,500

ZapMe! Corp.                      500                         3,750

                                                              41,380,565

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

Advanced Digital Information      60,000                      2,235,000
Corp. (a)

Crossroads Systems, Inc.          200                         14,225

Cybex Corp. (a)                   14,000                      546,875

Performance Technologies,         23,000                      497,375
Inc. (a)

SanDisk Corp. (a)                 87,000                      5,274,375

ScanSource, Inc. (a)              9,000                       304,875

Sycamore Networks, Inc.           200                         43,000

Zebra Technologies Corp.          54,000                      2,936,250
Class A (a)

                                                              11,851,975

ELECTRONIC INSTRUMENTS - 2.3%

Aeroflex, Inc. (a)                120,000                     667,500

Anadigics, Inc. (a)               58,000                      2,233,000

Cognex Corp. (a)                  33,000                      987,938

Credence Systems Corp. (a)        70,000                      3,193,750

Electro Scientific                30,000                      1,620,000
Industries, Inc. (a)

Helix Technology, Inc.            73,500                      2,962,969

LTX Corp. (a)                     27,000                      426,938

Meade Instruments Corp. (a)       15,000                      382,500

Optical Coating Laboratories,     5,000                       534,375
Inc.

                                                              13,008,970

ELECTRONICS - 12.9%

Act Manufacturing, Inc. (a)       11,000                      293,563

Advanced Energy Industries,       24,000                      987,000
Inc. (a)

Alliance Semiconductor Corp.      54,000                      627,750
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Amkor Technology, Inc. (a)        120,000                    $ 2,422,500

Amphenol Corp. Class A (a)        10,000                      591,250

Applied Science & Technology,     30,000                      735,000
Inc. (a)

Burr-Brown Corp. (a)              53,000                      2,083,563

Cirrus Logic, Inc. (a)            206,000                     2,047,125

CTS Corp.                         178,000                     10,068,125

Cypress Semiconductor Corp.       414,000                     10,582,875
(a)

DII Group, Inc. (a)               71,900                      2,588,400

Electroglas, Inc. (a)             41,000                      1,131,344

Exar Corp. (a)                    8,000                       289,000

Hadco Corp. (a)                   48,000                      1,764,000

Integrated Device Technology,     358,000                     7,361,375
Inc. (a)

International Rectifier Corp.     104,300                     2,027,331
(a)

JNI Corp.                         100                         5,344

KEMET Corp. (a)                   61,000                      1,950,094

Lattice Semiconductor Corp.       123,000                     4,351,125
(a)

MEMC Electronic Materials,        30,000                      427,500
Inc. (a)

Micrel, Inc. (a)                  42,000                      2,283,750

PMC-Sierra, Inc. (a)              15,200                      1,432,600

Power Integrations, Inc. (a)      30,000                      3,058,125

Richardson Electronics Ltd.       10,000                      73,125

Semtech Corp. (a)                 41,000                      1,570,813

Transwitch Corp. (a)              125,000                     5,882,813

Triquint Semiconductor, Inc.      41,000                      3,280,000
(a)

Zoran Corp. (a)                   61,000                      1,761,375

                                                              71,676,865

PHOTOGRAPHIC EQUIPMENT - 0.7%

Imation Corp. (a)                 50,000                      1,534,375

In Focus Systems, Inc. (a)        120,000                     2,377,500

                                                              3,911,875

TOTAL TECHNOLOGY                                              153,852,782

TRANSPORTATION - 1.7%

AIR TRANSPORTATION - 0.5%

America West Holding Corp.        100,000                     2,068,750
Class B (a)

Mesaba Holdings, Inc. (a)         46,000                      529,000

                                                              2,597,750

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

SHIPPING - 0.2%

Alexander & Baldwin, Inc.         41,000                     $ 984,000

TRUCKING & FREIGHT - 1.0%

American Freightways Corp. (a)    50,000                      1,031,250

Arkansas Best Corp. (a)           34,000                      471,750

Carey International, Inc. (a)     10,100                      213,994

Eagle USA Airfreight, Inc. (a)    40,950                      1,208,025

Landstar System, Inc. (a)         40,000                      1,620,000

Roadway Express, Inc.             26,000                      542,750

USFreightways Corp.               17,000                      770,313

                                                              5,858,082

TOTAL TRANSPORTATION                                          9,439,832

UTILITIES - 2.5%

CELLULAR - 0.2%

Price Communications Corp.        67,000                      1,457,250

Triton PCS Holdings, Inc.         400                         14,100
Class A

                                                              1,471,350

ELECTRIC UTILITY - 1.6%

Calpine Corp. (a)                 152,000                     8,759,000

GAS - 0.7%

Equitable Resources, Inc.         62,000                      2,263,000

Southwest Gas Corp.               72,000                      1,674,000

                                                              3,937,000

TELEPHONE SERVICES - 0.0%

Allied Riser Communications       1,000                       18,063
Corp.

TOTAL UTILITIES                                               14,185,413

TOTAL COMMON STOCKS                            533,653,238
(Cost $443,400,467)

INVESTMENT COMPANIES - 1.8%



Brazil Fund, Inc.                 15,000                      200,625

Central European Equity Fund,     50,000                      625,000
Inc.

Chile Fund, Inc.                  29,000                      291,813

Emerging Markets                  147,737                     1,274,232
Infrastructure Fund, Inc.

Emerging Markets                  40,000                      430,000
Telecommunication Fund, Inc.

INVESTMENT COMPANIES -
CONTINUED

                                 SHARES                      VALUE (NOTE 1)

Italy Fund, Inc. (The)            170,000                    $ 2,380,000

Kemper Global Growth Fund of      50,747                      1,054,023
Spain Class A

Mexico Fund, Inc. (The)           45,000                      644,063

Morgan Stanley Asia-Pacific       65,000                      629,688
Fund, Inc.

Morgan Stanley Emerging           46,000                      514,625
Markets Fund, Inc. (a)

New Germany Fund, Inc. (The)      66,000                      796,125

Portugal Fund, Inc.               50,000                      615,625

Singapore Fund, Inc.              19,000                      169,813

Southern Africa Fund, Inc.        17,213                      201,177

TOTAL INVESTMENT COMPANIES                     9,826,809
(Cost $11,152,440)

CASH EQUIVALENTS - 8.7%



Central Cash Collateral Fund,     8,125,007                   8,125,007
5.26% (b)

Taxable Central Cash Fund,        40,334,918                  40,334,918
5.21% (b)

TOTAL CASH EQUIVALENTS                         48,459,925
(Cost $48,459,925)

TOTAL INVESTMENT PORTFOLIO -                                  591,939,972
106.5%
(Cost $503,012,832)

NET OTHER ASSETS - (6.5)%                                     (36,008,943)

NET ASSETS - 100%                             $ 555,931,029

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost
of investment securities for income tax purposes was $503,134,937. Net unrealized appreciation aggregated $88,805,035, of which $111,165,948 related to appreciated investment securities and $22,360,913 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $40,200,000 all of which will expire on October 31, 2006.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          OCTOBER 31, 1999

ASSETS

Investment in securities, at                 $ 591,939,972
value (cost $503,012,832) -
See accompanying schedule

Receivable for investments                    10,072,974
sold

Receivable for fund shares                    950,865
sold

Dividends receivable                          84,508

Interest receivable                           151,178

Redemption fees receivable                    358

Other receivables                             304,939

 TOTAL ASSETS                                 603,504,794

LIABILITIES

Payable to custodian bank       $ 21,787

Payable for investments          38,226,638
purchased

Payable for fund shares          857,494
redeemed

Accrued management fee           201,236

Other payables and accrued       141,603
expenses

Collateral on securities         8,125,007
loaned, at value

 TOTAL LIABILITIES                            47,573,765

NET ASSETS                                   $ 555,931,029

Net Assets consist of:

Paid in capital                              $ 506,542,769

Undistributed net investment                  480,924
income

Accumulated undistributed net                 (40,019,804)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   88,927,140
(depreciation) on investments

NET ASSETS, for 39,040,216                   $ 555,931,029
shares outstanding

NET ASSET VALUE, offering                     $14.24
price and redemption price
per share ($555,931,029
(divided by) 39,040,216
shares)

STATEMENT OF OPERATIONS

                                 SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED APRIL 30, 1999
                                 1999

INVESTMENT INCOME                $ 1,396,516                   $ 5,556,311
Dividends

Interest                          1,476,071                     3,767,736

Security lending                  2,713                         -

 TOTAL INCOME                     2,875,300                     9,324,047

EXPENSES

Management fee Basic fee          1,837,664                     4,491,378

 Performance adjustment           (591,193)                     (770,621)

Transfer agent fees               963,022                       2,072,368

Accounting and security           164,993                       295,830
lending fees

Non-interested trustees'          999                           2,065
compensation

Custodian fees and expenses       15,389                        33,178

Registration fees                 32,451                        61,805

Audit                             11,849                        37,027

Legal                             7,860                         5,909

Reports to shareholders           80,211                        -

Miscellaneous                     361                           542

 Total expenses before            2,523,606                     6,229,481
reductions

 Expense reductions               (104,196)                     (258,820)

TOTAL EXPENSES AFTER              2,419,410                     5,970,661
REDUCTIONS

NET INVESTMENT INCOME             455,890                       3,353,386

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            56,445,088                    (75,489,580)

 Foreign currency transactions    (3)                           147

 Futures contracts                -                             (19,527,547)

Total net realized gain (loss)    56,445,085                    (95,016,980)

Change in net unrealized          (37,100,153)                  (94,922,460)
appreciation (depreciation)
on: Investment securities

 Futures contracts                -                             (882,943)

Total change in net               (37,100,153)                  (95,805,403)
unrealized appreciation
(depreciation)

NET GAIN (LOSS)                   19,344,932                    (190,822,383)

NET INCREASE (DECREASE) IN       $ 19,800,822                  $ (187,468,997)
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED  APRIL 30, 1999  YEAR ENDED APRIL 30, 1998
                                 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 455,890                     $ 3,353,386                 $ 4,550,040
income

 Net realized gain (loss)         56,445,085                    (95,016,980)                86,477,045

 Change in net unrealized         (37,100,153)                  (95,805,403)                167,147,569
appreciation  (depreciation)

 NET INCREASE (DECREASE) IN       19,800,822                    (187,468,997)               258,174,654
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (2,935,264)                   (1,778,107)                 (5,800,797)
From net investment income

 From net realized gain           -                             (30,938,619)                (53,690,763)

 TOTAL DISTRIBUTIONS              (2,935,264)                   (32,716,726)                (59,491,560)

Share transactions Net            64,140,263                    332,647,409                 606,422,745
proceeds from sales of shares

 Reinvestment of distributions    2,869,601                     32,481,558                  59,048,723

 Cost of shares redeemed          (119,146,239)                 (473,182,473)               (397,131,032)

 NET INCREASE (DECREASE) IN       (52,136,375)                  (108,053,506)               268,340,436
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   150,786                       718,292                     882,960

  TOTAL INCREASE (DECREASE)       (35,120,031)                  (327,520,937)               467,906,490
IN    NET ASSETS

NET ASSETS

 Beginning of period              591,051,060                   918,571,997                 450,665,507

 End of period (including        $ 555,931,029                 $ 591,051,060               $ 918,571,997
undistributed net investment
income of $480,924,
$3,718,168 and $2,114,416,
respectively)

OTHER INFORMATION
Shares

 Sold                             4,525,388                     24,088,575                  37,016,611

 Issued in reinvestment of        204,096                       1,980,592                   3,782,147
distributions

 Redeemed                         (8,438,204)                   (34,043,312)                (24,590,359)

 Net increase (decrease)          (3,708,720)                   (7,974,145)                 16,208,399


FINANCIAL HIGHLIGHTS

YEARS ENDED OCTOBER 31,         1999 F      1999 G     1998 G     1997 G     1996 G     1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 13.83     $ 18.11    $ 13.06    $ 13.89    $ 10.93    $ 10.61
period

Income from Investment
Operations

Net investment income            .01 D       .07 D      .10 D      .06 D      .07        .05

Net realized and urealized       .47         (3.71)     6.20       (.39)      3.74       .28
gain (loss)

Total from investment            .48         (3.64)     6.30       (.33)      3.81       .33
operations

Less Distributions

 From net investment income      (.07)       (.04)      (.13)      (.01)      (.08)      (.01)

From net realized gain           -           (.61)      (1.14)     (.51)      (.77)      -

Total distributions              (.07)       (.65)      (1.27)     (.52)      (.85)      (.01)

Redemption fees added to paid    -           .01        .02        .02        -          -
in capital

Net asset value,  end of        $ 14.24     $ 13.83    $ 18.11    $ 13.06    $ 13.89    $ 10.93
period

TOTAL RETURN B, C                3.48%       (20.61)%   50.21%     (2.38)%    35.72%     3.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 555,931   $ 591,051  $ 918,572  $ 450,666  $ 554,573  $ 562,736
(000 omitted)

Ratio of expenses to average     .86% A      .89%       1.01%      .95%       1.01%      .97%
net assets

Ratio of expenses to average     .82% A, E   .85% E     .97% E     .90% E     .99% E     .90% E
net assets after expense
reductions

Ratio of net investment          .15% A      .48%       .63%       .41%       .39%       .40%
income to average  net assets

Portfolio turnover rate          173% A      96%        88%        176%       192%       182%


A ANNUALIZED

B TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

F SIX MONTHS ENDED OCTOBER 31

G YEAR ENDED APRIL 30

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Small Cap Selector (the fund) is a fund of Fidelity Capital Trust (the trust) (formerly a fund of Fidelity Commonwealth trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On September 17, 1998, the Board of Trustees approved, and on July 14, 1999 the shareholders approved, a change in the fiscal year-end of the fund to October 31, 1999. Accordingly, the financial statements of the fund are presented for the six-month period ended. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $465,454,797 and $475,762,406, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the periods ended, October 31, 1999 and April 30, 1999, the management fee was equivalent to an annualized rate of .42% and an annual rate of .53%, respectively, of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the periods ended, October 31, 1999 and April 30, 1999, the transfer agent fees were equivalent to an annualized rate of .33% and an annual rate of .29%, respectively, of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $25,117 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $7,881,886. The fund received cash collateral of $8,125,007 which was invested in Central Cash Collateral Fund.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the periods ended, October 31, 1999 and April 30, 1999, the fund's expenses were reduced by $89,515 and $222,737, respectively, under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the periods ended, October 31, 1999 and April 30, 1999, the fund's custodian and transfer agent fees were reduced by $2,550 and $12,131, and $4,405 and $31,678, respectively, under these arrangements.

INDEPENDENT AUDITORS' REPORT

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Small Cap Selector (formerly a fund of Fidelity Commonwealth Trust):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Fidelity Small Cap Selector as of October 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the six months ended October 31, 1999 and for the year ended April 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended April 30, 1998, and the financial highlights for each of the years in the four-year period ended April 30, 1998 were audited by other auditors whose report, dated June 5, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Small Cap Selector at October 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   December 3, 1999

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

                # OF              % OF
                VOTES CAST        VOTES CAST
RALPH F. COX
Affirmative    7,509,257,042.22   90.253

Withheld       810,974,411.70     9.747

TOTAL          8,320,231,453.92   100.000

PHYLLIS BURKE DAVIS
Affirmative    7,506,231,332.96   90.217

Withheld       814,000,120.96     9.783

TOTAL          8,320,231,453.92   100.000

ROBERT M. GATES
Affirmative    7,504,032,770.58   90.190

Withheld       816,198,683.34     9.810

TOTAL          8,320,231,453.92   100.000

EDWARD C. JOHNSON 3D
Affirmative    7,507,525,603.81   90.232

Withheld       812,705,850.11     9.768

TOTAL          8,320,231,453.92   100.000

E. BRADLEY JONES
Affirmative    7,499,372,595.84   90.134

Withheld       820,858,858.08     9.866

TOTAL          8,320,231,453.92   100.000

DONALD J. KIRK
Affirmative    7,511,636,484.25   90.282

Withheld       808,594,969.67     9.718

TOTAL          8,320,231,453.92   100.000

               # OF               % OF
              VOTES CAST          VOTES CAST
 PETER S. LYNCH
Affirmative    7,511,302,034.68   90.278

Withheld       808,929,419.24     9.722

TOTAL          8,320,231,453.92   100.000

WILLIAM O. MCCOY
Affirmative    7,511,311,111.53   90.278

Withheld       808,920,342.39     9.722

TOTAL          8,320,231,453.92   100.000

GERALD C. MCDONOUGH
Affirmative    7,500,473,641.76   90.147

Withheld       819,757,812.16     9.853

TOTAL          8,320,231,453.92   100.000

MARVIN L. MANN
Affirmative    7,511,368,292.01   90.278

Withheld       808,863,161.91     9.722

TOTAL          8,320,231,453.92   100.000

ROBERT C. POZEN
Affirmative    7,508,639,836.16   90.246

Withheld       811,591,617.76     9.754

TOTAL          8,320,231,453.92   100.000

THOMAS R. WILLIAMS
Affirmative    7,501,155,831.96   90.156

Withheld       819,075,621.96     9.844

TOTAL          8,320,231,453.92   100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.

                # OF             % OF
                VOTES CAST       VOTES CAST
Affirmative    244,011,094.28   78.724

Against        4,411,030.28     1.423

Abstain        61,537,170.36    19.853

TOTAL          309,959,294.92   100.000

PROPOSAL 3

To adopt an Amended and Restated Declaration of Trust.*

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    6,878,704,796.76   82.675

Against        319,740,789.58     3.843

Abstain        1,121,686,130.62   13.482

TOTAL          8,320,131,716.96   100.000

PROPOSAL 4

To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase, allow future modifications of the contract without a shareholder vote if permitted by the 1940 Act, and modify the performance adjustment calculations.

                # OF            % OF
                VOTES CAST      VOTES CAST
Affirmative    227,077,001.49   73.260

Against        12,089,657.66    3.901

Abstain        70,792,635.77    22.839

TOTAL          309,959,294.92   100.000

PROPOSAL 5

To approve an amended sub-advisory agreement with FMR U.K. to allow FMR, FMR U.K., and the trust, on behalf of the fund, to modify the agreement subject to the requirements of the 1940 Act.

                # OF            % OF
                VOTES CAST      VOTES CAST
Affirmative    228,608,261.54   73.754

Against        10,662,235.34    3.440

Abstain        70,688,798.04    22.806

TOTAL          309,959,294.92   100.000

PROPOSAL 6

To approve an amended sub-advisory agreement with FMR Far East to allow FMR, FMR Far East., and the trust, on behalf of the fund, to modify the agreement subject to the requirements of the 1940 Act.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    229,848,123.70   74.154

Against        9,098,306.41     2.936

Abstain        71,012,864.81    22.910

TOTAL          309,959,294.92   100.000

PROPOSAL 7

To approve a distribution and service plan pursuant to Rule 12b-1 for the fund that describes all material aspects of the proposed financing for the distribution of shares of the fund.

                # OF            % OF
                VOTES CAST      VOTES CAST
Affirmative    223,518,283.02   72.112

Against        14,303,243.98    4.615

Abstain        72,137,767.92    23.273

TOTAL          309,959,294.92   100.000

PROPOSAL 8

To approve an Agreement and Plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    228,815,889.95   73.821

Against        9,114,047.84     2.941

Abstain        72,029,357.13    23.238

TOTAL          309,959,294.92   100.000

PROPOSAL 9

To amend the fund's fundamental investment limitation concerning diversification to exclude "securities of other investment companies" from the limitation.

                # OF            % OF
                VOTES CAST      VOTES CAST
Affirmative    223,925,797.73   72.244

Against        15,421,381.79    4.975

Abstain        70,612,115.40    22.781

TOTAL          309,959,294.92   100.000

*DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(PHONE_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19200 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Bradford Lewis, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund (registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund (registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant(registered trademark)  Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-6666
Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "NOTES TO FINANCIAL STATEMENTS" SECTION ON PAGE 28.

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Small Cap Selector (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On September 17, 1998, the Board of Trustees approved, and on July 14, 1999 the shareholders approved, a change in the fiscal year-end of the fund to October 31, 1999. Accordingly, the financial statements of the fund are presented for the six-month period ended. The following summarizes the significant accounting policies of the fund: